Other liabilities	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Other liabilities
28	Other liabilities

Other liabilities as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Advance payments for government grants	1,069	1,069
Other	—	—
Total	1,069	1,069

As at December 31, 2020 and 2019, advance payments for government grants are related to considerations received by the Parent for government grants obtained for next years’ purchases of property, plant and equipment and next years’ expenses related to research projects.